Vessel Operating Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Vessel Operating Costs
Crew costs	$ 9,675	$ 8,780	$ 18,647	$ 17,619
Technical maintenance expenses	5,848	4,142	10,214	10,079
Other operating expenses	4,521	3,973	8,990	8,290
Total	$ 20,044	$ 16,895	$ 37,851	$ 35,988